Share-Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Stock	6 Months Ended
Jun. 30, 2021 $ / shares shares
Number of restricted shares
Unvested and outstanding beginning balance (in shares) | shares	90,383
Granted (in shares) | shares	0
Vested (in shares) | shares	(80,233)
Canceled of forfeited (in shares) | shares	0
Unvested and outstanding ending balance (in shares) | shares	10,150
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.17
Granted weighted average grant date fair value (usd per share) | $ / shares	0
Vested weighted average grant date fair value (usd per share) | $ / shares	4.17
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	0
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.17